GOING CONCERN - Additional information (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Going concern [Abstract]
General unsecured claims, amount	R$ 12,500
Maximum potentially reclaimed	R$ 20,000
Subscription warrants	5.50%
Minimum potentially reclaimed	R$ 3,000
Company's negative financial result	124,858
Capital increases of the restructuring, total	R$ 1,202,650